CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (22,397)	$ (25,428)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	258	226
Share-based compensation	1,584	1,938
Equity in losses (net earnings) of affiliate	9	(37)
Reduction of Kantaro liability	(55)	0
Fair value adjustment to VericiDx investment	1,199	2,021
Unrealized foreign exchange loss (gain)	271	(1,864)
Fair value adjustment to convertible debt	730	0
Non-cash lease expense	52	0
Changes in operating assets and liabilities:
Accounts receivable	81	(229)
Prepaid expenses and other current assets	494	(2,543)
Receivable from affiliates	(22)	(34)
Accounts payable	2,773	(15)
Accounts payable - related party	(1,083)	646
Accrued expenses and other current liabilities	1,367	(304)
Accrued expenses—related party	(566)	1,113
Deferred revenue	(46)	(55)
Payable to affiliate - current	0	(131)
Other liabilities	0	38
Net cash used in operating activities	(15,351)	(24,734)
Cash flows from investing activities:
Purchases of property and equipment	0	(290)
Software development costs	0	(98)
Payment for long term deferred expense	(64)	0
Net cash used in investing activities	(64)	(388)
Cash flows from financing activities:
Payment of convertible notes principal and interest	(1,648)	0
Proceeds from the issuance of ordinary shares under employee share purchase plan	116	120
Proceeds from exercise of stock options	0	197
Net cash (used in) provided by financing activities	(1,532)	317
Effect of exchange rate changes on cash	(570)	(395)
Net (decrease) in cash and cash equivalents	(17,517)	(25,200)
Cash and cash equivalents, beginning of period	41,333	65,128
Cash and cash equivalents, end of period	23,816	39,928
Supplemental noncash investing and financing activities:
Purchase of property and equipment in accounts payable and accrued expenses	$ 0	$ 254